Cover	Oct. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2022
Entity File Number	001-38290
Entity Registrant Name	STERLING BANCORP, INC.
Entity Central Index Key	0001680379
Entity Tax Identification Number	38-3163775
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Towne Square
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48076
City Area Code	248
Local Phone Number	355-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true